Climate-related financial information (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 43,625	$ 39,984	$ 48,396
Nicke lCGUs [Member]
IfrsStatementLineItems [Line Items]
Impairment on assets	$ 3,578
Acquisition interest rate	11.00%
Impairment losses	$ 1,426
Carbon Credit Market [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 9	$ 7